SEGMENT INFORMATION - Summary of Reconciliation to Consolidated Total Assets of Company (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting, Asset Reconciling Item [Line Items]
Cash and cash equivalents	$ 51,149	$ 5,052	$ 3,236	$ 11,750	$ 705
Short term investments	496	0
Total assets	258,311	$ 64,567		$ 56,844
Operating Segments [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	206,666
Cryptocurrency Mining [Member] | Operating Segments [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	129,802
Support Services [Member] | Operating Segments [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 76,864